Northern Lights Fund Trust

BTS Bond Asset Allocation Fund and BTS Diversified Income Fund

Incorporated herein by reference is the definitive version of the supplement for BTS Bond Asset Allocation Fund and BTS Diversified Income Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 10, 2013 (SEC Accession No. 0000910472-13-001788).